Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2026
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and six months ended June 30, 2026 and 2025:

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2026
Healthcare services	3,252,174	—	—	3,252,174
Healthcare products	1,065,085	—	24,935	1,090,020
Insurance contracts	—	518,372	—	518,372
Total	4,317,259	518,372	24,935	4,860,566

	For the three months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,225,352	—	—	3,225,352
Healthcare products	1,058,347	—	19,735	1,078,082
Insurance contracts	—	488,279	—	488,279
Total	4,283,699	488,279	19,735	4,791,713

	For the six months ended June 30, 2026
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,396,681	—	—	6,396,681
Healthcare products	2,066,972	—	43,669	2,110,641
Insurance contracts	—	965,391	—	965,391
Total	8,463,653	965,391	43,669	9,472,713

	For the six months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,501,665	—	—	6,501,665
Healthcare products	2,137,538	—	42,325	2,179,863
Insurance contracts	—	991,639	—	991,639
Total	8,639,203	991,639	42,325	9,673,167

The following table contains a disaggregation of revenue by categories for the three and six months ended June 30, 2026 and 2025:

Disaggregation of revenue by categories

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Care Delivery	3,478,314	3,380,682	6,771,882	6,827,510
Thereof: U.S.	2,896,823	2,817,322	5,662,243	5,708,592
Thereof: International	581,491	563,360	1,109,639	1,118,918
Value-Based Care	536,137	505,695	1,026,507	1,035,186
Care Enablement	1,371,060	1,347,843	2,670,053	2,714,775
Inter-segment eliminations	(524,945)	(442,507)	(995,729)	(904,304)
Total	4,860,566	4,791,713	9,472,713	9,673,167

For further information on segment revenues, including a split between revenue from internal and external customers, see note 13.

b)    Selling, general, and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing, and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production, or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and six months ended June 30, 2026 and 2025:

Selling, general and administrative expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Distribution costs (1)	151,132	152,888	298,667	309,373
General and administrative expense (1)	584,880	639,091	1,186,283	1,233,292
Selling, general and administrative expense	736,012	791,979	1,484,950	1,542,665
(1)

The Company reclassified €31,364 and €65,372 from “Distribution costs” to “General and administrative expense” for the three and six months ended June 30, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and six months ended June 30, 2026 and 2025:

Other operating income

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Foreign exchange gains	169,696	293,395	294,442	408,311
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	(1,682)	4,109	13,693	6,571
Revaluation of certain investments (1)	3,258	7,506	3,258	7,506
Income from strategic transactions and programs	14,264	7,483	14,264	7,937
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	100	18,810	4,111	28,597
Other	21,970	11,642	36,223	25,338
Other operating income	207,606	342,945	365,991	484,260

Other operating expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Foreign exchange losses	169,993	311,644	298,501	433,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,436	1,626	2,383	2,962
Revaluation of certain investments (1)	20	(2,460)	6,380	65,146
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
Changes in fair value of the derivatives embedded in vPPAs	13,739	4,187	20,423	10,646
Other	19,043	16,130	47,313	41,237
Other operating expense	234,835	347,103	540,592	594,671
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and six months ended June 30, 2026 and 2025.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below. For the three and six months ended June 30, 2026, the amounts primarily relate to the gain on the termination of a lease agreement and the reversal of impairment losses, both associated with the 2025 divestiture of select assets of the Company’s wholly owned Spectra Laboratories. For the three and six months ended June 30, 2025, the amounts primarily relate to the recovery of receivables associated with the divestiture of the Company’s service business in Ecuador.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed and completed divestitures as well as associated impairment losses of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the transformation of the Company’s operating structure and steps to achieve cost savings (FME25+ Program). Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense, or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three and six months ended June 30, 2026, the amounts primarily relate to costs associated with the 2025 divestiture of select assets of the Company’s wholly owned Spectra Laboratories. For the three and six months ended June 30, 2025, the amounts primarily include the proposed divestitures of renal dialysis clinics in Brazil, Kazakhstan, and Malaysia, and select assets of the Company’s wholly owned Spectra Laboratories, as well as related severance payments, impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Kazakhstan, and Malaysia) and impairment losses primarily related to right-of-use assets. For the six months ended June 30, 2026, the Company recorded a gain related to reclassification adjustments of foreign currency translation in the amount of €481, none of which is related to the Legacy Portfolio Optimization program. No such gain was recorded for the three months ended June 30, 2026. For the six months ended June 30, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €1,005, none of which is related to the Legacy Portfolio Optimization program. No such loss was recorded for the three months ended June 30, 2025. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses and expenses in connection with the FME25+ Program, including the impairment of right of use assets and property, plant, and equipment as a result of the closure of clinics and other locations. No meaningful facts and circumstances exist as of June 30, 2026 that would lead to the possibility of any reversal for these impaired assets; and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which historically had been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and six months ended June 30, 2026 and 2025:

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Impairment of intangible and tangible assets(1)	18,559	10,861	123,695	12,468
Legacy Portfolio Optimization	227	10,540	227	12,147
FME25+ Program	18,332	321	123,468	321
Impairment resulting from the measurement of assets held for sale	—	2,846	—	8,864
Legacy Portfolio Optimization	—	2,846	—	8,864
Loss from the sale of business	—	—	650	—
Legacy Portfolio Optimization	—	—	650	—
Other(2)	12,045	2,269	41,247	19,527
FME25+ Program	3,369	—	21,781	—
Legacy Portfolio Optimization	8,676	1,116	19,466	18,065
Legal Form Conversion Costs	—	1,153	—	1,462
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
(1)	For the three and six months ended June 30, 2026 and 2025, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense.
(2)	For the three months ended June 30, 2026, the amounts relate primarily to selling, general and administrative expense and, to a lesser extent, to costs of revenue. For the six months ended June 30, 2026, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense. For the three and six months ended June 30, 2025, the amounts primarily relate to selling, general and administrative expense.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2026 and 2025:

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	218,377	225,270	335,906	376,492

Denominators:
Weighted average number of shares outstanding	268,438,292	293,413,449	271,823,512	293,413,449
Potentially dilutive shares (see note 10)	—	—	—	—

Basic earnings per share	0.81	0.77	1.24	1.28
Diluted earnings per share	0.81	0.77	1.24	1.28

Share buyback program

On the basis of the authorization granted by the Company’s Annual General Meeting (AGM) on May 20, 2021, to conduct a share buyback program, the Company launched its €1,000,000 share buyback program (excluding ancillary transaction costs) in two tranches to be completed within two years by August 10, 2027 (the 2025 Share Buyback Program). Under the first tranche, shares were to be repurchased up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026. The first tranche of the Company’s share buyback program was initiated on August 11, 2025 and completed ahead of schedule on December 29, 2025, under which 14,124,564 shares were repurchased for €586,450 (including true-ups). On January 9, 2026, the Company announced that it would accelerate its share buyback program and start the repurchase of the second tranche, under which the Company planned to repurchase a total amount of around €413,550 from January 12 to May 8, 2026. As of April 30, 2026, the Company repurchased 24,848,819 shares under the 2025 Share Buyback Program, or 8.5% of share capital, completing the program significantly earlier than originally planned, after less than a year. The repurchased shares were used solely to reduce the Company’s registered share capital through redemption.

On the basis of the authorization granted by the Company’s AGM held on May 21, 2026, to conduct a share buyback program, the Company launched a new share buyback program with a total volume of around €1,000,000 (excluding ancillary transaction costs) to be completed in tranches by May 27, 2027 (the 2026 Share Buyback Program). Up to 10% of the share capital may be repurchased. The first tranche, amounting to up to €600,000, was initiated on May 28, 2026 and is expected to be completed by December 15, 2026. As of June 30, 2026, the Company repurchased 2,454,945 shares under the 2026 Share Buyback Program. The shares are repurchased predominantly for redemption and for reducing the share capital accordingly. To a significantly lesser extent, the repurchased shares may be used for allocations under incentive-based compensation plans.

Shares repurchased under the 2025 Share Buyback Program in the amount of 24,848,819 shares were redeemed subsequent to approval received from the 2026 AGM, which resulted in a decrease in ordinary shares of €24,848 and a decrease in additional paid-in capital of €974,778 offset by a corresponding adjustment to treasury shares within the consolidated statements of shareholders’ equity. The remaining liability related to the shares yet to be repurchased under the 2026 Share Buyback Program of €522,690 is recorded as financial liabilities within the Company’s consolidated balance sheets.

The following tabular disclosure provides the number of shares repurchased in the context of the share buyback program:

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
April 2026	1,523,855	38.67	1,523,855	—
May 2026	155,000	37.15	155,000	594,242
June 2026	2,299,945	39.49	2,299,945	503,409
Total repurchased shares (1)	27,303,764	40.12	27,303,764	503,409

Cancellation of repurchased shares	24,848,819	40.19	24,848,819	—

Treasury Stock held on June 30, 2026	2,454,945	39.35	2,454,945	—
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buyback program and the liability for such shares of €19,281 as of June 30, 2026 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the consolidated statements of equity within Additional paid-in capital.